DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
DEPOSITS
Certificates of deposit in denominations of $250 or more	$ 6,798	$ 4,372
Deposit accounts
Passbook accounts	65,359	63,871
NOW and checking accounts	31,874	29,079
Money market accounts	6,432	7,189
Certificates of deposit	62,584	64,380
Total deposits	166,249	164,519
Scheduled maturities of time certificates
2015	37,943
2016	8,258
2017	5,780
2018	4,318
2019	3,462
Thereafter	2,823
Total deposits	62,584	64,380
Interest expense on deposits
NOW	1	1
Money market	1	1
Passbook	94	86
Certificates of deposit	571	612
Total interest expense on deposits	667	700
Non-interest-bearing deposits	20,905	18,936
Deposit accounts held by directors and executive officers	$ 841	$ 508